Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

Note 9 – OTHER CURRENT LIABILITIES

Other current liabilities mainly consist of interest payable, wages payable and other payables. Wages payable include salaries and bonuses of employees.

	As of December 31,
	2023	2022
Other Payables	$196,050	$1,061,162
Interest Payable	3,574	-
Wages Payable	112,355	151,258
Total	$311,979	$1,212,420